Note 3 - Trade Accounts and Notes Receivable, Net - Schedule of Long Term Payments Receivable (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Total minimum payments	€ 26	€ 77
Sales Type Leases [Member]
2019	42
2020	18
2021	8
2022
2022
Total minimum payments	€ 70